091-13924 Lio.

[redacted]

| | | | |
|---|---|---|---|
| For Internal Use Only<br>Sec File No. 9- | Submit 1 Origi<br>and 4 copies | 12005265 | OMB APPROVAL<br>OMB Number: 3235-0504<br>Expires July 31, 2004<br>Estimated average burden<br>hours per response. . 2.00 |

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
FEB 14 2012
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

## READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

### Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**EDGA Exchange, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**Global X Management Company LLC**

3. Class of New Derivative Securities Product:
**Commodity Unit Trust**

4. Name of Underlying Instrument:
**PERM: Solactive Permanent Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
**The 1 index referred to in item 4 above is Narrow-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:
**PERM**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**PERM: ARCA, AMEX, NYSE, NASDAQ**

***(Please note, underlying components may trade on additional exchanges in countries/regions not mentioned here.)***

8. Settlement Methodology of New Derivative Securities Product:
**T+3, Physical Settlement**

9. Position Limits of New Derivative Securities Product (if applicable):
**Not Applicable**

### Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

| | |
|---|---|
| Name of Official Responsible for Form: | **Thomas N. McManus** |
| Title: | **Chief Regulatory Officer** |
| Telephone Number: | **201-418-3471** |
| Manual Signature of Official Responsible for Form: | |
| Date: | **9-Feb-12** |

| Securities Exchange Act of 1934 | |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | FEB 14 2012 |

DirectEdge

February 13, 2012

Gail S. Jackson
United States Securities and Exchange Commission
100 F St. NE Room 6628
Washington DC 20549

Re: Form 19b4-e filing for EDGA Exchange, Inc. and EDGX Exchange, Inc.

Dear Ms. Jackson:

Please find enclosed the following documents with in reference to the above subject matter:

1. One (1) signed original and five (5) copies of Form 19b4-(e) for EDGA Exchange, Inc. for each of the above listed symbols; and

2. One (1) signed original and five (5) copies of Form 19b4-(e) for EDGX Exchange, Inc. for each of the above listed symbols.

Please return one (1) stamped "Filed" copy of Form 19b4-(e) for each symbol. For your convenience, a self-addressed stamped envelope is included.

If you have any questions, please do not hesitate to contact me.

Best Regards,

Maria Bugarin
Paralegal
201-942-8236

| | |
|---|---|
| **Act** | **Securities Exchange Act of 1934** |
| **Section** | **19b-4** |
| **Rule** | **19b-4(e)** |
| **Public Availability:** | **FEB 14 2012** |